UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westpeak Global Advisors, LLC
Address: 1470 Walnut Street
         Boulder, CO  80302

13F File Number:  28-4372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ingrid C. Hanson
Title:    Director of Compliance
Phone:    303-786-7700

Signature, Place, and Date of Signing:


/s/Ingrid C. Hanson   Boulder Colorado  July 30, 2012
_____________________ _________________ _________________
Signature             City, State       Date


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   6
Form 13F Information Table Value Total:   $1450

List of Other Included Managers:	  None


All assets over which Westpeak shares discretion are included in the lines of the information table indicating DEFINED shared discretion. Some of those holdings are also reported with OTHER shared discretion where appropriate.

        FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------------- -------- -------- --------

AMERICA MOVIL SAB DE CV        ADR           02364W105      301    11533 SH       SOLE                      11533        0        0
BANCO BRADESCO S A             ADR           059460303      168    11300 SH       SOLE                      11300        0        0
ITAU UNIBANCO HLDG SA          ADR           465562106      180    12900 SH       SOLE                      12900        0        0
PETROLEO BRASILEIRO SA PETRO   ADR           71654V101      200    11000 SH       SOLE                      11000        0        0
TAIWAN SEMICONDUCTOR MFG LTD   ADR           874039100      390    27910 SH       SOLE                      27910        0        0
VALE S A                       ADR           91912E204      211    10821 SH       SOLE                      10821        0        0